Business combinations - Trafic 3W Inc (Details) - Trafic 3W inc $ in Thousands, $ in Thousands	Oct. 31, 2022 CAD ($) shares	Apr. 01, 2022 CAD ($)	Apr. 01, 2022 USD ($)	Apr. 01, 2022 CAD ($)
Disclosure of detailed information about business combination [line items]
Consideration paid		$ 2,005
Balance of purchase payable (note 10)				$ 1,105
Cash and cash equivalents recognised as of acquisition date				86
Cash Transferred Less Cash And Cash Equivalents Recognised As Of Acquisition Date				814
Consideration transferred, acquisition-date fair value				1,919
Identifiable intangible assets recognised as of acquisition date				455
Goodwill recognised as of acquisition date				$ 1,270
Cash consideration for acquisition	$ 824		$ 900
Subordinate Voting Shares
Disclosure of detailed information about business combination [line items]
Issuance of Subordinate Voting Shares in consideration of the acquisition of R3D Consulting Inc. (in shares) | shares	50,000
Equity interest issued or issuable	$ 281
Subordinate Voting Shares | Share Capital
Disclosure of detailed information about business combination [line items]
Issuance of Subordinate Voting Shares in consideration of the acquisition of R3D Consulting Inc. (in shares) | shares	83,449